Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 338,294	$ 341,091	$ 327,750
Less: Accumulated depreciation	(86,818)	(87,115)	(75,057)
Property and equipment, net	251,476	253,976	252,693
Transportation equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	316,859	311,584	294,846
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,147	3,131	2,591
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,306	2,306	137
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	236	147	447
Deposits on transportation equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,746	$ 23,923	$ 29,729